American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Fund
March 31, 2024

Disciplined Growth - Schedule of Investments
MARCH 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Automobiles — 1.0%
Tesla, Inc.(1)	23,127	4,065,495
Beverages — 0.1%
PepsiCo, Inc.	1,459	255,340
Biotechnology — 2.7%
Iovance Biotherapeutics, Inc.(1)	26,906	398,747
Neurocrine Biosciences, Inc.(1)	8,691	1,198,663
Regeneron Pharmaceuticals, Inc.(1)	280	269,497
Vertex Pharmaceuticals, Inc.(1)	22,791	9,526,866
		11,393,773
Broadline Retail — 5.1%
Amazon.com, Inc.(1)	119,236	21,507,790
Building Products — 0.4%
AAON, Inc.	3,090	272,229
Advanced Drainage Systems, Inc.	1,561	268,867
Builders FirstSource, Inc.(1)	292	60,897
Lennox International, Inc.	581	283,969
Trex Co., Inc.(1)	4,276	426,531
UFP Industries, Inc.	2,146	263,979
		1,576,472
Capital Markets — 0.1%
Blackstone, Inc.	1,972	259,062
Commercial Services and Supplies — 0.1%
Rollins, Inc.	9,000	416,430
Communications Equipment — 0.6%
Arista Networks, Inc.(1)	9,112	2,642,298
Construction and Engineering — 0.2%
Comfort Systems USA, Inc.	1,037	329,465
Sterling Infrastructure, Inc.(1)	3,100	341,961
		671,426
Consumer Staples Distribution & Retail — 3.3%
Costco Wholesale Corp.	11,567	8,474,331
Sysco Corp.	29,585	2,401,710
Target Corp.	17,293	3,064,493
		13,940,534
Electrical Equipment — 0.1%
Atkore, Inc.	1,725	328,371
Rockwell Automation, Inc.	885	257,827
		586,198
Entertainment — 1.5%
Electronic Arts, Inc.	7,095	941,294
Netflix, Inc.(1)	5,513	3,348,210
Spotify Technology SA(1)	7,145	1,885,565
		6,175,069
Financial Services — 4.7%
Euronet Worldwide, Inc.(1)	3,757	413,007
Mastercard, Inc., Class A	20,790	10,011,840
Visa, Inc., Class A	33,801	9,433,183
		19,858,030

Ground Transportation — 1.7%
Saia, Inc.(1)	444	259,740
Uber Technologies, Inc.(1)	91,209	7,022,181
		7,281,921
Health Care Equipment and Supplies — 1.1%
Align Technology, Inc.(1)	5,609	1,839,303
Edwards Lifesciences Corp.(1)	10,266	981,019
IDEXX Laboratories, Inc.(1)	3,184	1,719,137
		4,539,459
Health Care Providers and Services — 1.0%
DaVita, Inc.(1)	3,688	509,128
Humana, Inc.	202	70,038
Molina Healthcare, Inc.(1)	2,129	874,657
Progyny, Inc.(1)	6,121	233,516
UnitedHealth Group, Inc.	5,129	2,537,316
		4,224,655
Health Care REITs — 0.1%
Healthpeak Properties, Inc.	14,674	275,138
Health Care Technology — 0.8%
Veeva Systems, Inc., Class A(1)	14,045	3,254,086
Hotels, Restaurants and Leisure — 3.2%
Airbnb, Inc., Class A(1)	13,118	2,163,945
Booking Holdings, Inc.	1,996	7,241,248
Boyd Gaming Corp.	3,799	255,749
DoorDash, Inc., Class A(1)	2,118	291,691
Expedia Group, Inc.(1)	7,618	1,049,380
Starbucks Corp.	28,338	2,589,810
		13,591,823
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	9,650	672,123
Insurance — 0.9%
Aon PLC, Class A	3,575	1,193,049
Kinsale Capital Group, Inc.	825	432,910
Marsh & McLennan Cos., Inc.	11,710	2,412,026
		4,037,985
Interactive Media and Services — 11.5%
Alphabet, Inc., Class A(1)	114,843	17,333,254
Alphabet, Inc., Class C(1)	63,687	9,696,983
Meta Platforms, Inc., Class A	42,020	20,404,071
Pinterest, Inc., Class A(1)	18,867	654,119
TripAdvisor, Inc.(1)	9,680	269,007
		48,357,434
IT Services — 0.4%
Accenture PLC, Class A	5,566	1,929,231
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc.	14,055	2,045,143
Mettler-Toledo International, Inc.(1)	278	370,099
		2,415,242
Machinery — 1.5%
Caterpillar, Inc.	15,981	5,855,918
Donaldson Co., Inc.	5,976	446,288
		6,302,206
Media — 0.1%
Trade Desk, Inc., Class A(1)	6,702	585,889

Metals and Mining — 0.1%
Cleveland-Cliffs, Inc.(1)	12,856	292,345
Office REITs — 0.1%
Boston Properties, Inc.	3,941	257,387
Oil, Gas and Consumable Fuels — 0.8%
ConocoPhillips	8,981	1,143,101
EOG Resources, Inc.	2,627	335,836
Marathon Petroleum Corp.	10,122	2,039,583
		3,518,520
Pharmaceuticals — 2.5%
Eli Lilly & Co.	9,318	7,249,032
Merck & Co., Inc.	25,555	3,371,982
		10,621,014
Professional Services — 0.1%
Paycom Software, Inc.	1,318	262,295
Semiconductors and Semiconductor Equipment — 13.7%
Advanced Micro Devices, Inc.(1)	15,335	2,767,814
Applied Materials, Inc.	17,600	3,629,648
Broadcom, Inc.	5,764	7,639,663
KLA Corp.	4,451	3,109,335
Kulicke & Soffa Industries, Inc.	5,144	258,795
Lam Research Corp.	736	715,075
Microchip Technology, Inc.	22,197	1,991,293
Monolithic Power Systems, Inc.	2,519	1,706,421
NVIDIA Corp.	33,353	30,136,437
QUALCOMM, Inc.	34,757	5,884,360
		57,838,841
Software — 22.1%
Adobe, Inc.(1)	16,295	8,222,457
Atlassian Corp., Class A(1)	2,119	413,438
Autodesk, Inc.(1)	20,617	5,369,079
Cadence Design Systems, Inc.(1)	12,589	3,918,704
Crowdstrike Holdings, Inc., Class A(1)	4,995	1,601,347
Datadog, Inc., Class A(1)	9,520	1,176,672
Dropbox, Inc., Class A(1)	14,111	342,897
Fair Isaac Corp.(1)	1,247	1,558,264
Fortinet, Inc.(1)	48,455	3,309,961
Intuit, Inc.	6,960	4,524,000
Microsoft Corp.	107,902	45,396,529
Palo Alto Networks, Inc.(1)	6,816	1,936,630
Pegasystems, Inc.	5,095	329,341
Salesforce, Inc.	14,382	4,331,571
ServiceNow, Inc.(1)	12,063	9,196,831
Synopsys, Inc.(1)	812	464,058
Tenable Holdings, Inc.(1)	4,996	246,952
Teradata Corp.(1)	10,962	423,901
Zscaler, Inc.(1)	1,658	319,381
		93,082,013
Specialty Retail — 4.9%
Burlington Stores, Inc.(1)	1,270	294,881
Home Depot, Inc.	18,406	7,060,542
Lowe's Cos., Inc.	6,821	1,737,513
O'Reilly Automotive, Inc.(1)	1,788	2,018,437
Ross Stores, Inc.	11,738	1,722,669
TJX Cos., Inc.	57,880	5,870,190

Ulta Beauty, Inc.(1)	3,903	2,040,801
		20,745,033
Technology Hardware, Storage and Peripherals — 9.9%
Apple, Inc.	242,293	41,548,404
Pure Storage, Inc., Class A(1)	8,254	429,125
		41,977,529
Textiles, Apparel and Luxury Goods — 1.5%
Deckers Outdoor Corp.(1)	495	465,924
Lululemon Athletica, Inc.(1)	8,505	3,322,478
NIKE, Inc., Class B	21,470	2,017,751
Skechers USA, Inc., Class A(1)	10,401	637,165
		6,443,318
Trading Companies and Distributors — 0.9%
Fastenal Co.	25,014	1,929,580
SiteOne Landscape Supply, Inc.(1)	1,601	279,454
WW Grainger, Inc.	1,632	1,660,234
		3,869,268
TOTAL COMMON STOCKS (Cost $191,941,583)		419,722,672
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,266	7,266
Repurchase Agreements — 0.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 9/15/26, valued at $89,203), in a joint trading account at 5.28%, dated 3/28/24, due 4/1/24 (Delivery value $87,484)		87,433
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 3/31/27, valued at $1,984,996), at 5.30%, dated 3/28/24, due 4/1/24 (Delivery value $1,947,146)		1,946,000
		2,033,433
TOTAL SHORT-TERM INVESTMENTS (Cost $2,040,699)		2,040,699
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $193,982,282)		421,763,371
OTHER ASSETS AND LIABILITIES — (0.1)%		(268,543)
TOTAL NET ASSETS — 100.0%		$421,494,828

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$419,722,672	—	—
Short-Term Investments	7,266	$2,033,433	—
	$419,729,938	$2,033,433	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.